SCHEDULE OF INVESTMENTS
Thornburg Income Builder Opportunities Trust	June 30, 2025(Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 69.0%
	Automobiles & Components — 1.6%
	Automobiles — 1.6%
	Mercedes-Benz Group AG	133,563	$ 7,817,759
	Stellantis NV	278,210	2,790,446
			10,608,205
	Banks — 1.3%
	Banks — 1.3%
	Citigroup, Inc.	50,610	4,307,923
	Regions Financial Corp.	184,100	4,330,032
			8,637,955
	Consumer Discretionary Distribution & Retail — 2.6%
	Broadline Retail — 2.6%
	Alibaba Group Holding Ltd.	202,000	2,825,445
	B&M European Value Retail SA	767,245	2,858,272
[a]	MercadoLibre, Inc.	4,300	11,238,609
			16,922,326
	Consumer Durables & Apparel — 0.5%
	Household Durables — 0.5%
	Sony Group Corp. Sponsored ADR	133,125	3,465,244
			3,465,244
	Energy — 7.9%
	Oil, Gas & Consumable Fuels — 7.9%
	Enbridge, Inc.	250,870	11,375,967
	Eni SpA	362,100	5,869,135
	Equinor ASA	256,946	6,503,058
	Petroleo Brasileiro SA Sponsored ADR	302,585	3,785,338
	Shell plc	173,200	6,118,591
	South Bow Corp.	26,474	687,245
	TC Energy Corp.	132,373	6,462,388
	TotalEnergies SE	183,632	11,269,722
			52,071,444
	Financial Services — 2.3%
	Capital Markets — 2.0%
	CME Group, Inc.	49,000	13,505,380
	Financial Services — 0.3%
[a,b]	Adyen NV	1,025	1,881,611
			15,386,991
	Food, Beverage & Tobacco — 0.6%
	Food Products — 0.6%
	Nestle SA	40,393	4,013,082
			4,013,082
	Health Care Equipment & Services — 0.7%
	Health Care Equipment & Supplies — 0.7%
	Medtronic plc	55,600	4,846,652
			4,846,652
	Insurance — 3.8%
	Insurance — 3.8%
	Generali	46,287	1,647,164
	Legal & General Group plc	1,643,600	5,743,997
	NN Group NV	264,961	17,609,302
			25,000,463
	Materials — 5.5%
	Chemicals — 3.2%
	Akzo Nobel NV	64,367	4,503,776

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	June 30, 2025(Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	BASF SE	157,464	$ 7,764,395
	Fertiglobe plc	2,294,190	1,486,732
	LyondellBasell Industries NV Class A	82,904	4,796,826
	OCI NV	279,469	2,524,969
	Metals & Mining — 1.6%
	BHP Group Ltd.	370,500	8,961,291
	Glencore plc	475,000	1,849,097
[a,c]	GMK Norilskiy Nickel PAO	3,070,000	0
[a,c]	Severstal PAO GDR	236,300	0
	Paper & Forest Products — 0.7%
	Mondi plc	290,908	4,749,849
			36,636,935
	Media & Entertainment — 3.9%
	Entertainment — 0.9%
[a]	Sea Ltd. ADR	36,900	5,901,786
	Interactive Media & Services — 2.6%
	Meta Platforms, Inc. Class A	15,200	11,218,968
	Tencent Holdings Ltd.	91,600	5,869,439
	Media — 0.4%
	Vend Marketplaces ASA Class A	78,389	2,760,888
			25,751,081
	Pharmaceuticals, Biotechnology & Life Sciences — 7.9%
	Biotechnology — 0.7%
	AbbVie, Inc.	25,123	4,663,331
	Pharmaceuticals — 7.2%
	Bristol-Myers Squibb Co.	38,400	1,777,536
	Merck & Co., Inc.	98,411	7,790,215
	Novartis AG	98,557	11,945,588
	Pfizer, Inc.	433,052	10,497,180
	Roche Holding AG	49,031	15,967,749
			52,641,599
	Semiconductors & Semiconductor Equipment — 2.0%
	Semiconductors & Semiconductor Equipment — 2.0%
	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	58,182	13,177,641
			13,177,641
	Software & Services — 2.5%
	Information Technology Services — 0.3%
[a]	Shopify, Inc. Class A	17,500	2,018,625
	Software — 2.2%
	Microsoft Corp.	10,700	5,322,287
	Open Text Corp.	128,100	3,743,051
[a]	ServiceNow, Inc.	5,000	5,140,400
			16,224,363
	Technology Hardware & Equipment — 4.2%
	Communications Equipment — 1.8%
	Cisco Systems, Inc.	174,100	12,079,058
	Electronic Equipment, Instruments & Components — 0.7%
	Keyence Corp.	11,000	4,418,180
	Technology Hardware, Storage & Peripherals — 1.7%
	Samsung Electronics Co. Ltd.	262,525	11,632,332
			28,129,570
	Telecommunication Services — 9.3%
	Diversified Telecommunication Services — 8.8%
	AT&T, Inc.	841,453	24,351,650
	Orange SA	1,986,323	30,218,394
	Telkom Indonesia Persero Tbk. PT	20,618,500	3,530,608
	Wireless Telecommunication Services — 0.5%
	Vodafone Group plc	3,450,000	3,683,382

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	June 30, 2025(Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			61,784,034
	Transportation — 1.7%
	Air Freight & Logistics — 1.7%
	Deutsche Post AG	241,827	$ 11,169,371
			11,169,371
	Utilities — 10.7%
	Electric Utilities — 6.2%
	Endesa SA	514,135	16,285,274
	Enel SpA	2,620,862	24,870,854
	Gas Utilities — 2.5%
	Snam SpA	2,691,818	16,304,401
	Independent Power and Renewable Electricity Producers — 0.5%
	Capital Power Corp.	82,619	3,324,782
	Multi-Utilities — 1.5%
	E.ON SE	546,538	10,059,294
			70,844,605
	Total Common Stock (Cost $443,076,420)		457,311,561
	Preferred Stock — 1.0%
	Financial Services — 1.0%
	Capital Markets — 1.0%
[c]	Calamos Strategic Total Return Fund 6.24%, 9/9/2029	106,000	2,659,540
[c,d]	Gabelli Dividend & Income Trust Series J, 4.50%, 3/26/2028	152	3,648,000
			6,307,540
	Total Preferred Stock (Cost $6,177,250)		6,307,540
	Asset Backed Securities — 2.9%
	Auto Receivables — 0.6%
[b]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	$ 752,661	762,701
	Carvana Auto Receivables Trust,
[b]	Series 2021-P3 Class R, due 9/11/2028	2,500	280,735
[b]	Series 2022-P1 Class R, due 1/10/2029	3,000	636,981
[b]	Series 2022-P1 Class XS, due 1/10/2029	46,270,040	162,945
[b,d]	Kinetic Advantage Master Owner Trust, Series 2024-1A Class A, 6.954% (SOFR30A + 2.65%) due 11/15/2027	1,500,000	1,504,857
[b]	Lendbuzz Securitization Trust, Series 2022-1A Class A, 4.22% due 5/17/2027	370,714	369,175
[b]	United Auto Credit Securitization Trust Series 2022-1 Class R, due 11/10/2028	6,000	214,936
			3,932,330
	Credit Card — 0.3%
[b]	Continental Finance Credit Card ABS Master Trust, Series 2024-A Class D, 9.42% due 12/15/2032	2,000,000	2,022,129
			2,022,129
	Other Asset Backed — 1.8%
[b]	Affirm Asset Securitization Trust, Series 2023-X1 Class D, 9.55% due 11/15/2028	655,000	656,000
[b]	Aqua Finance Trust, Series 2020-AA Class D, 7.15% due 7/17/2046	597,970	589,926
[b]	FAT Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 7.00% due 7/25/2051	2,412,500	2,235,225
[b,c]	Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2 Class R, due 6/20/2051	12,500	524,136
[b,d]	Harvest SBA Loan Trust, Series 2024-1 Class A, 6.689% (SOFR30A + 2.25%) due 12/25/2051	1,863,270	1,873,294
[b]	LP LMS Asset Securitization Trust, Series 2021-2A Class D, 6.61% due 1/15/2029	1,000,000	440,400
[b]	Marlette Funding Trust Series 2021-3A Class R, due 12/15/2031	14,510	240,379
	Mosaic Solar Loan Trust,
[b]	Series 2018-2GS Class D, 7.44% due 2/22/2044	1,790,281	1,564,567
[b]	Series 2021-3A Class R, due 6/20/2052	8,500,000	279,964
	Upstart Pass-Through Trust,
[b]	Series 2021-ST5 Class A, 2.00% due 7/20/2027	78,823	78,145
[b]	Series 2021-ST7 Class CERT, due 9/20/2029	3,000,000	454,857
[b]	Series 2021-ST8 Class CERT, due 10/20/2029	3,000,000	594,336
[b]	Upstart Securitization Trust, Series 2023-1 Class C, 11.10% due 2/20/2033	2,000,000	2,057,112
			11,588,341

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	June 30, 2025(Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Student Loan — 0.2%
[d]	National Collegiate Student Loan Trust, Series 2007-2 Class A4, 4.724% (TSFR1M + 0.40%) due 1/25/2033	$ 1,692,784	$ 1,638,498
			1,638,498
	Total Asset Backed Securities (Cost $21,500,221)		19,181,298
	Corporate Bonds — 11.6%
	Banks — 0.3%
	Banks — 0.3%
[d,e]	Bank of New York Mellon Corp., Series I, 3.75% (5-Yr. CMT + 2.630%) due 12/20/2026	2,000,000	1,953,560
			1,953,560
	Commercial & Professional Services — 0.7%
	Commercial Services & Supplies — 0.7%
[b]	ACCO Brands Corp., 4.25% due 3/15/2029	500,000	442,010
	CoreCivic, Inc., 8.25% due 4/15/2029	1,867,000	1,981,204
	GEO Group, Inc., 8.625% due 4/15/2029	2,000,000	2,117,220
			4,540,434
	Consumer Durables & Apparel — 0.2%
	Household Durables — 0.2%
[b]	CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50% due 10/15/2029	1,500,000	1,230,090
			1,230,090
	Consumer Services — 0.3%
	Hotels, Restaurants & Leisure — 0.3%
[b]	TKC Holdings, Inc., 6.875% due 5/15/2028	2,000,000	1,997,420
			1,997,420
	Consumer Staples Distribution & Retail — 0.5%
	Consumer Staples Distribution & Retail — 0.5%
[b]	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875% due 2/15/2028	1,500,000	1,498,440
[b]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	2,000,000	2,071,860
			3,570,300
	Energy — 0.9%
	Oil, Gas & Consumable Fuels — 0.9%
[b]	APA Corp., 4.875% due 11/15/2027	2,000,000	1,967,740
[f]	Petroleos Mexicanos, 6.75% due 9/21/2047	3,000,000	2,170,230
	Sunoco LP/Sunoco Finance Corp., 5.875% due 3/15/2028	2,000,000	2,003,440
			6,141,410
	Equity Real Estate Investment Trusts (REITs) — 0.4%
	Diversified REITs — 0.4%
[b]	Iron Mountain Information Management Services, Inc., 5.00% due 7/15/2032	3,000,000	2,877,780
			2,877,780
	Financial Services — 2.1%
	Capital Markets — 0.8%
[b]	Blue Owl Technology Finance Corp., 3.75% due 6/17/2026	3,000,000	2,941,170
[b]	KKR Reign I LLC, 5.00% due 5/30/2049	3,500,000	2,380,000
	Consumer Finance — 0.6%
[b]	FirstCash, Inc., 6.875% due 3/1/2032	3,750,000	3,881,700
	Financial Services — 0.7%
[b]	Antares Holdings LP, 3.95% due 7/15/2026	2,000,000	1,967,980
[b]	United Wholesale Mortgage LLC, 5.50% due 11/15/2025	3,000,000	2,998,200
			14,169,050
	Food, Beverage & Tobacco — 1.8%
	Beverages — 1.3%
[b,f]	Bacardi Ltd., 5.15% due 5/15/2038	3,000,000	2,755,680
[b,f]	Becle SAB de CV, 2.50% due 10/14/2031	2,500,000	2,066,775
[b,f]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	2,000,000	1,946,480
[c]	Industrializadora Integral del agave SAPI de CV, 9.25% due 11/26/2031	2,000,000	2,012,600

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	June 30, 2025(Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Food Products — 0.5%
[b]	Post Holdings, Inc., 5.50% due 12/15/2029	$ 3,000,000	$ 2,988,090
			11,769,625
	Health Care Equipment & Services — 0.5%
	Health Care Providers & Services — 0.5%
	Tenet Healthcare Corp., 6.75% due 5/15/2031	3,000,000	3,104,340
			3,104,340
	Materials — 1.3%
	Containers & Packaging — 0.3%
[b]	Matthews International Corp., 8.625% due 10/1/2027	1,750,000	1,820,980
	Metals & Mining — 1.0%
[f]	AngloGold Ashanti Holdings plc, 6.50% due 4/15/2040	2,000,000	2,039,060
	Cleveland-Cliffs, Inc.,7.00% due 3/15/2027	3,100,000	3,080,315
[b]	Stillwater Mining Co., 4.50% due 11/16/2029	1,500,000	1,339,650
			8,280,005
	Media & Entertainment — 0.8%
	Media — 0.8%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
[b]	4.50% due 5/1/2032	1,357,000	1,262,919
	4.50% due 5/1/2032	2,000,000	1,861,340
[b]	Sirius XM Radio LLC, 5.50% due 7/1/2029	2,500,000	2,480,925
			5,605,184
	Real Estate Management & Development — 0.3%
	Real Estate Management & Development — 0.3%
[b]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	2,000,000	2,016,940
			2,016,940
	Software & Services — 0.8%
	Information Technology Services — 0.5%
[b]	Science Applications International Corp., 4.875% due 4/1/2028	3,000,000	2,953,080
	Internet Software & Services — 0.3%
[b,f]	Prosus NV, 4.027% due 8/3/2050	3,000,000	1,994,700
			4,947,780
	Utilities — 0.7%
	Electric Utilities — 0.7%
[b,f]	AES Espana BV, 5.70% due 5/4/2028	2,000,000	1,918,400
[f]	Comision Federal de Electricidad, 5.00% due 9/29/2036	3,320,000	2,968,346
			4,886,746
	Total Corporate Bonds (Cost $76,255,762)		77,090,664
	Convertible Bonds — 0.2%
	Media & Entertainment — 0.2%
	Media — 0.2%
	Comcast Holdings Corp. (Guaranty: Comcast Corp.), 2.00% due 10/15/2029	2,100,000	1,248,114
			1,248,114
	Total Convertible Bonds (Cost $1,294,119)		1,248,114
	Other Government — 0.9%
[b]	Dominican Republic International Bonds (DOP), 10.75% due 6/1/2036	170,000,000	2,944,940
[b,f]	Finance Department Government of Sharjah, 4.00% due 7/28/2050	3,500,000	2,228,415
[b]	Republic of Uzbekistan International Bonds (UZS), 15.50% due 2/25/2028	13,000,000,000	1,030,182
	Total Other Government (Cost $6,196,667)		6,203,537
	U.S. Treasury Securities — 2.2%
	U.S. Treasury Inflation-Indexed Bonds, 2.375%, 2/15/2055	3,049,510	2,949,567
	U.S. Treasury Strip Coupon,
	6.132%, 2/15/2040	6,750,000	3,336,809

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	June 30, 2025(Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	7.844%, 8/15/2043	$ 5,000,000	$ 2,015,624
	7.945%, 8/15/2041	8,000,000	3,629,581
	8.417%, 5/15/2039	2,500,000	1,292,081
	10.84%, 5/15/2050	5,000,000	1,447,316
	Total U.S. Treasury Securities (Cost $14,718,088)		14,670,978
	U.S. Government Agencies — 0.2%
[b,d,e]	Farm Credit Bank of Texas, Series 4, 5.70% (5-Yr. CMT + 5.420%), 9/15/2025	1,000,000	996,350
	Total U.S. Government Agencies (Cost $1,004,654)		996,350
	Mortgage Backed — 9.6%
[b,d]	Barclays Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.53% due 2/25/2062	1,448,648	1,384,086
	Barclays Mortgage Trust, Whole Loan Securities Trust CMO,
[b,d]	Series 2021-NPL1 Class A, 5.00% due 11/25/2051	1,804,771	1,799,702
[b,d]	Series 2022-RPL1 Class A, 4.25% due 2/25/2028	1,693,651	1,677,167
[b,d]	BX Trust, CMBS, Series 2025-LIFE Class A, 5.884% due 6/13/2047	2,000,000	2,036,933
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,d]	Series 2021-J3 Class B4, 2.861% due 9/25/2051	350,000	182,833
[b,d]	Series 2021-J3 Class B6, 2.861% due 9/25/2051	194,288	71,082
[b]	Cogent Ipv4 LLC, CMBS, Series 2024-1A Class A2, 7.924% due 5/25/2054	1,000,000	1,059,726
[b,d]	CSMC Trust, CMBS, Series 2021-BPNY Class A, 8.141% (TSFR1M + 3.83%) due 8/15/2026	1,924,528	1,806,267
	CSMC Trust, Whole Loan Securities Trust CMO,
[b,d]	Series 2021-NQM8 Class M1, 3.256% due 10/25/2066	3,000,000	2,017,487
[b,d]	Series 2022-NQM5 Class A3, 5.169% due 5/25/2067	1,268,113	1,280,760
	Federal Home Loan Mtg Corp.,
[d]	Pool 760027, 4.38% (5-Yr. CMT + 1.380%) due 11/1/2047	294,373	285,274
[d]	Pool 841463, 2.157% (2.18% - SOFR30A) due 7/1/2052	3,038,331	2,724,542
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool SD8373, 6.00% due 11/1/2053	3,189,657	3,247,372
	Pool SD8469, 5.50% due 10/1/2054	3,430,431	3,431,191
	Federal National Mtg Assoc.,
[d]	Pool BJ4423, 4.985% (5-Yr. CMT + 1.360%) due 1/1/2048	230,781	225,847
[d]	Pool BN7152, 6.41% (H15T1Y + 2.16%) due 11/1/2047	356,572	363,800
[d]	Pool BN7153, 6.41% (H15T1Y + 2.16%) due 4/1/2048	268,931	274,510
[d]	Pool BP0632, 6.445% (H15T1Y + 2.07%) due 7/1/2049	98,996	99,736
[d]	Pool CB2214, 1.528% (2.20% - SOFR30A) due 11/1/2051	2,378,705	2,210,199
	Federal National Mtg Assoc., UMBS Collateral, Pool MA5166, 6.00% due 10/1/2053	1,082,510	1,102,180
[b,d]	GCAT Trust, Whole Loan Securities Trust CMO, Series 2021-CM2 Class A1, 2.352% due 8/25/2066	595,055	551,616
[b,d]	Glebe Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 8.099% due 11/29/2028	1,883,302	1,903,265
[b,d]	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class B3, 6.357% due 5/25/2065	3,000,000	2,896,287
	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO,
[b,d]	Series 2022-1 A Class A1, 5.082% due 7/25/2067	1,149,956	1,143,148
[b,d]	Series 2024-RTL1 Class A1, 7.12% due 7/25/2029	2,455,000	2,466,708
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[b,d]	Series 2021-11 Class B5, 3.019% due 1/25/2052	686,520	534,871
[b,d]	Series 2021-11 Class B6, 2.455% due 1/25/2052	814,532	407,187
[b,d]	Series 2023-3 Class A4B, 5.50% due 10/25/2053	1,348,983	1,353,337
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[b,d,g]	Series 2021-INV2 Class AX1, 0.11% due 8/25/2051	91,166,662	393,940
[b,d,g]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	6,246,577	262,423
[b,d]	Series 2021-INV2 Class B5, 3.31% due 8/25/2051	302,521	229,489
[b,d]	Series 2021-INV2 Class B6, 3.18% due 8/25/2051	1,469,729	755,903
[b,d,g]	Series 2021-INV3 Class AX1, 0.158% due 10/25/2051	24,147,165	168,477
[b,d,g]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	1,959,997	52,789
[b,d]	Series 2021-INV3 Class B5, 3.208% due 10/25/2051	91,709	69,156
[b,d]	Series 2021-INV3 Class B6, 3.208% due 10/25/2051	403,016	213,063
	MFA Trust, Whole Loan Securities Trust CMO,
[b,d]	Series 2022-INV1 Class A3, 4.25% due 4/25/2066	750,000	642,342
[d]	Series 2024-NPL1 Class A1, 6.33% due 9/25/2054	1,383,458	1,387,171
[b]	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	1,978,307	2,077,206
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,d,g]	Series 2021-INV1 Class AX1, 0.744% due 6/25/2051	29,153,113	1,058,270
[b,d]	Series 2021-INV1 Class B5, 3.244% due 6/25/2051	349,150	282,152
[b,d]	Series 2021-INV1 Class B6, 2.999% due 6/25/2051	625,626	371,916

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	June 30, 2025(Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b,d]	NRM FHT1 Excess Owner LLC, Whole Loan Securities Trust CMO, Series 2025-FHT1 Class A, 6.545% due 3/25/2032	$ 1,883,057	$ 1,889,280
[b,d]	PRPM LLC, Whole Loan Securities Trust CMO, Series 2025-1 Class A1, 5.993% due 4/25/2030	1,954,313	1,963,309
[b,d]	Redwood Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 7.745% due 12/25/2054	1,400,120	1,409,563
[b,d]	RFT Trust, Whole Loan Securities Trust CMO, Series RR1 Class A1, 6.767% due 6/27/2028	2,000,000	1,999,972
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[b,d]	Series 2021-9 Class A1, 2.50% due 1/25/2052	2,088,415	1,697,918
[b,d]	Series 2023-3 Class A1, 6.00% due 9/25/2053	1,159,097	1,169,198
[b,d]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.576% (TSFR1M + 1.26%) due 5/15/2038	1,043,000	1,036,177
[b,d]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.90% (TSFR1M + 2.59%) due 4/15/2042	1,943,158	1,938,303
[b,d]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2021-6 Class M1, 3.386% due 11/25/2066	1,500,000	962,550
[b,d]	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO, Series 2025-R1 Class A1, 4.00% due 11/27/2057	1,893,395	1,720,963
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[b,d,g]	Series 2021-INV1 Class AIO2, 0.50% due 8/25/2051	24,936,154	738,871
[b,d]	Series 2021-INV1 Class B4, 3.309% due 8/25/2051	484,769	394,827
[b,d]	Series 2021-INV1 Class B5, 3.309% due 8/25/2051	383,198	304,361
[b,d]	Series 2021-INV1 Class B6, 3.309% due 8/25/2051	293,802	133,122
	Total Mortgage Backed (Cost $64,540,269)		63,859,824
	Short-Term Investments — 1.4%
[h]	Thornburg Capital Management Fund	938,543	9,385,429
	Total Short-Term Investments (Cost $9,385,429)		9,385,429
	Total Investments — 99.0% (Cost $644,148,879)		$656,255,295
	Other Assets Less Liabilities — 1.0%		6,784,865
	Net Assets — 100.0%		$663,040,160

OUTSTANDING WRITTEN OPTIONS CONTRACTS AT JUNE 30, 2025
CONTRACT DESCRIPTION	CONTRACT PARTY*	CONTRACT AMOUNT	EXERCISE PRICE		EXPIRATION DATE	NOTIONAL AMOUNT		PREMIUMS RECEIVED USD	VALUE USD
WRITTEN CALL OPTIONS – (0.0)%
ENERGY – (0.0)%
Equinor ASA	MSC	56,946	NOK	290.00	7/18/2025	NOK	14,526,925	$ 28,943	$ (1,263)
MEDIA & ENTERTAINMENT – (0.0)%
Sea Ltd.	BOA	11,500	USD	165.00	7/18/2025	USD	1,839,310	29,670	(33,453)

TOTAL WRITTEN CALL OPTIONS								$58,613	$(34,716)

TOTAL								$58,613	$(34,716)

*	Counterparty includes Morgan Stanley & Co. Inc. ("MSC") and Bank of America ("BOA").

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	June 30, 2025(Unaudited)

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the aggregate value of these securities in the Trust’s portfolio was $126,931,309, representing 19.14% of the Trust’s net assets.
c	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
d	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2025.
e	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
f	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
g	Interest only.
h	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
ADR	American Depositary Receipt
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
DOP	Denominated in Dominican Peso
GDR	Global Depositary Receipt
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
Mtg	Mortgage
SOFR30A	Secured Overnight Financing Rate 30-Day Average
TSFR1M	Term SOFR 1 Month
UMBS	Uniform Mortgage-Backed Securities
UZS	Denominated in Uzbekistani Som
NOK	Norway Krone
USD	United States Dollar

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Income Builder Opportunities Trust	June 30, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Income Builder Opportunities Trust (the “Trust") is organized as a Delaware statutory trust and commenced operations on July 28, 2021. The Trust is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").
NOTE 2 – SECURITY VALUATION
Valuation of the Trust’s portfolio investment securities is performed by the Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Trust’s “valuation designee,” as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Trust’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Trust investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Trust’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Trust would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Trust upon a sale of the investment, and the difference could be material to the Trust’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Trust’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Trust can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. closed-end funds are valued at the exchange-traded price if they are listed.
Over-the-counter options are valued by a third-party pricing service provider.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	June 30, 2025 (Unaudited)

Debt obligations held by the Trust which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Trust, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Trust is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Trust may be traded on days and at times when the Trust is not open for business. Consequently, the value of Trust’s investments may be significantly affected on days when shareholders cannot purchase or sell Trust’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Trust under the 1940 Act, including companies for which the Trust’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Trust invested for cash management purposes during the period:
	Market Value 9/30/24	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/25	Dividend Income
Thornburg Capital Mgmt. Fund	$23,605,559	$111,542,266	$(125,762,396)	$-	$-	$9,385,429	$685,945